RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Amounts receivable, related party transactions	$ 0	$ 4,518
Amounts payable, related party transactions	260,524	237,305
Kuuhubb Inc. [Member]
Statements [Line Items]
Amounts receivable, related party transactions	0	4,518
Arnold Kondrat [Member]
Statements [Line Items]
Amounts payable, related party transactions	99,206	75,670
Services received, related party transactions	101,686	98,508
Gentor Resources Inc. [Member]
Statements [Line Items]
Amounts payable, related party transactions	$ 161,318	$ 161,635